Schedule of Investments (unaudited)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 2.0%
County of Jefferson Sewer Revenue, Refunding RB, Series D, 6.50%, 10/01/53	USD	1,000	$ 1,067,882
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,295	1,460,765
Southeast Energy Authority Cooperative District
RB, Series A, 4.00%, 11/01/51(a)		1,785	1,755,684
RB, Series A-1, 5.50%, 01/01/53(a)		655	693,435
Sumter County IDA, RB, AMT, 6.00%, 07/15/52(a)		905	825,724
			5,803,490
Arizona — 2.9%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	238,234
RB, 5.00%, 12/15/49(b)		105	94,638
RB, 7.10%, 01/01/55(b)		920	937,501
RB, 5.00%, 07/01/55(b)		285	244,139
RB, Series B, 5.13%, 07/01/47(b)		195	182,928
Refunding RB, 5.50%, 07/01/52(b)		610	606,204
Refunding RB, Series A, 5.00%, 07/01/26(b)		225	225,953
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	600,795
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	171,228
City of Phoenix IDA
RB, 5.00%, 07/01/46(b)		570	521,125
RB, 5.00%, 07/01/59		880	814,211
Refunding RB, Series A, 5.00%, 07/01/35(b)		45	44,915
County of Pima IDA
RB, 5.13%, 07/01/39		145	134,104
RB, 5.25%, 07/01/49		180	157,319
Refunding RB, 5.00%, 07/01/56(b)		295	259,130
Refunding RB, 4.00%, 06/15/57(b)		625	442,010
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	263,603
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	283,414
RB, 5.50%, 10/01/51(b)		280	282,773
RB, AMT, 4.00%, 10/15/47(b)		1,270	1,041,447
Refunding RB, Series A, 4.13%, 09/01/38		230	223,817
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	510,543
			8,280,031
Arkansas — 1.9%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		2,240	1,979,911
RB, AMT, 4.75%, 09/01/49(b)		3,755	3,503,819
			5,483,730
California — 4.7%
California Community Housing Agency
RB, Series A, 5.00%, 04/01/49(b)		165	144,031
RB, Series A-2, 4.00%, 08/01/47(b)		1,055	784,541
California HFA
RB, Series 2021-1, Class A, 3.50%, 11/20/35		960	868,105
RB, Series 2021-3, Class A, 3.25%, 08/20/36		964	833,359
California Municipal Finance Authority, RB, 5.63%, 07/01/44(b)		150	146,331
California School Finance Authority
RB, Series A, 6.75%, 11/01/45(b)		250	253,806
Refunding RB, 5.00%, 07/01/51(b)		300	300,134
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(b)		250	209,306
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,187
RB, 6.00%, 05/01/43		85	85,050
Security		Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, RB, AMT, 5.25%, 05/15/47	USD	1,500	$ 1,580,277
City of Roseville, Special Tax Bonds, 5.00%, 09/01/44		500	502,832
CMFA Special Finance Agency I, RB, Series A-2, 4.00%, 04/01/56(b)		2,250	1,754,300
CMFA Special Finance Agency VIII, RB, Series A-1, 3.00%, 08/01/56(b)		645	394,182
CSCDA Community Improvement Authority
RB, 2.80%, 03/01/47(b)		315	227,001
RB, 3.13%, 07/01/56(b)		695	472,174
RB, 4.00%, 07/01/56(b)		720	535,500
RB, 4.00%, 07/01/56(b)		205	150,817
RB, 3.13%, 08/01/56(b)		100	68,760
RB, 4.00%, 10/01/56(b)		155	126,768
RB, 4.00%, 03/01/57(b)		505	355,486
RB, 3.25%, 05/01/57(b)		350	243,684
RB, 4.00%, 06/01/57(b)		300	216,528
RB, 4.00%, 07/01/58(b)		300	198,934
RB, 4.00%, 07/01/58(b)		265	188,397
RB, 4.00%, 12/01/59(b)		435	290,883
RB, 4.00%, 12/01/59(b)		1,080	741,512
RB, Series A, 3.00%, 09/01/56(b)		1,090	706,109
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(c)		1,045	340,912
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(c)		580	384,922
			13,419,828
Colorado — 4.9%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	903,201
Arista Metropolitan District, GO, Refunding, 5.00%, 12/01/38		500	476,450
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	430,213
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	422,908
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	378,230
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48		550	474,004
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	132,100
City & County of Denver Airport System Revenue
Refunding RB, AMT, Series A, 4.13%, 11/15/53		455	397,343
Refunding RB, AMT, Series A, 5.50%, 11/15/53		485	516,055
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 12/15/45(b)		500	479,397
Colorado Health Facilities Authority
RB, 5.25%, 11/01/39		195	204,924
RB, 5.50%, 11/01/47		120	125,732
RB, 5.25%, 11/01/52		305	310,572
RB, Series A, 5.00%, 05/15/35		250	228,809
RB, Series A, 5.00%, 05/15/44		270	227,787
RB, Series A, 5.00%, 05/15/49		180	143,889
RB, Series A, 5.00%, 05/15/58		380	285,323
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	945,723
DIATC Metropolitan District, GO, 3.25%, 12/01/29(b)		590	529,921
First Creek Village Metropolitan District
GO, Series A, 5.00%, 12/01/39		600	561,931
GO, Series A, 5.00%, 08/01/49		540	466,364

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51	USD	575	$ 472,544
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	351,589
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	429,217
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	455,365
Palisade Metropolitan District No. 2, GO, 7.25%, 12/15/49		675	599,766
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)		725	596,024
Southlands Metropolitan District No. 1
GO, Refunding, Series A-1, 5.00%, 12/01/37		250	237,734
GO, Refunding, Series A-1, 5.00%, 12/01/47		180	157,416
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 5.00%, 12/01/49		645	555,543
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44		813	665,588
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	449,839
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	446,923
			14,058,424
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority
RB, Series A, 5.00%, 01/01/45(b)		190	168,349
RB, Series A, 5.00%, 01/01/55(b)		255	210,211
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		775	776,439
Mohegan Tribe of Indians of Connecticut
RB, Series A, 6.75%, 02/01/45(b)		97	97,136
Refunding RB, Series C-1, 6.25%, 02/01/30(b)		330	341,683
			1,593,818
Delaware — 0.2%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(d)		668	598,130
District of Columbia — 2.0%
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(c)		8,970	1,957,301
RB, 0.00%, 06/15/46(c)		10,325	2,011,528
RB, 0.00%, 06/15/55(c)		19,300	1,651,935
			5,620,764
Florida — 8.7%
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/23(b)		200	199,447
Refunding RB, 4.00%, 11/15/26(b)		475	466,406
Refunding RB, 4.00%, 11/15/28(b)		510	492,834
Refunding RB, 4.00%, 11/15/30(b)		555	527,661
Refunding RB, 4.00%, 11/15/34(b)		650	595,614
Refunding RB, 5.00%, 04/01/52		1,220	1,241,454
Buckhead Trails Community Development District, Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	204,744
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		480	468,980
Capital Trust Agency, Inc.
RB, 5.00%, 06/01/41(b)		100	96,742
Security		Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc.
RB, 5.00%, 06/15/49(b)	USD	100	$ 80,066
RB, 5.75%, 06/01/54(b)		420	380,573
RB, 5.00%, 01/01/55(b)		1,570	1,152,865
RB, 5.00%, 06/01/56(b)		160	143,553
RB, 4.88%, 06/15/56(b)		1,335	1,059,104
RB, 0.00%, 07/01/61(b)(c)		36,570	1,781,333
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45		235	222,983
Charlotte County IDA
RB, 5.00%, 10/01/34(b)		105	100,336
RB, 5.00%, 10/01/49(b)		510	439,553
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(c)		935	237,075
Refunding RB, Series A-2, 0.00%, 10/01/47(c)		900	220,229
Refunding RB, Series A-2, 0.00%, 10/01/48(c)		635	144,704
Refunding RB, Series A-2, 0.00%, 10/01/49(c)		525	114,204
County of Palm Beach, RB, 5.00%, 04/01/51(b)		110	102,368
Florida Development Finance Corp.
RB, 5.00%, 06/15/51(b)		840	724,213
RB, 5.25%, 06/01/55(b)		645	553,337
RB, 5.13%, 06/15/55(b)		2,490	2,044,285
RB, 6.50%, 06/30/57(b)		265	258,107
RB, Series A, 6.13%, 06/15/44(b)		45	43,354
RB, Series C, 5.75%, 12/15/56(b)		370	311,565
Refunding RB, 4.00%, 06/01/46(b)		300	222,765
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	822,492
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	193,425
Special Assessment RB, 4.50%, 05/01/52		235	206,122
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36		250	250,152
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	326,901
Lakewood Ranch Stewardship District
Special Assessment RB, 3.13%, 05/01/25		200	195,615
Special Assessment RB, 3.25%, 05/01/29		225	209,318
Special Assessment RB, 4.75%, 05/01/29		180	177,970
Special Assessment RB, 4.88%, 05/01/35		150	144,711
Special Assessment RB, 4.40%, 05/01/39		525	473,072
Special Assessment RB, 5.30%, 05/01/39		205	202,187
Special Assessment RB, 5.50%, 05/01/39(b)		25	25,324
Special Assessment RB, 5.45%, 05/01/48		365	351,886
Special Assessment RB, 5.65%, 05/01/48(b)		115	115,671
Special Assessment RB, 4.00%, 05/01/49(b)		200	155,545
Special Assessment RB, 3.90%, 05/01/50		240	182,529
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35		250	256,723
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		270	265,047
Palm Beach County Health Facilities Authority
RB, 5.00%, 11/01/47		160	159,145
RB, 5.00%, 11/01/52		225	220,530
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25		100	97,961
Special Assessment Refunding RB, 3.38%, 05/01/30		335	309,556
Pinellas County IDA, RB, 5.00%, 07/01/39		250	242,506
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	89,173

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Portico Community Development District
Special Assessment RB, Series 2, 4.00%, 05/01/50	USD	425	$ 328,006
Preserve at South Branch Community Development District
Special Assessment RB, 3.25%, 11/01/24		50	49,085
Special Assessment RB, 3.50%, 11/01/30		200	182,846
Sandridge Community Development District
Special Assessment RB, Series A1, 3.88%, 05/01/41		135	109,784
Special Assessment RB, Series A1, 4.00%, 05/01/51		130	98,495
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53		815	639,451
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	493,241
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	309,155
Tolomato Community Development District, Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	169,737
Trout Creek Community Development District
Special Assessment RB, 4.50%, 05/01/23		55	54,941
Special Assessment RB, 5.00%, 05/01/28		240	239,449
Special Assessment RB, 5.63%, 05/01/45		200	199,989
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	96,482
Special Assessment RB, 4.75%, 05/01/39		190	175,803
Special Assessment RB, 5.00%, 05/01/50		290	261,103
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	768,007
Windward at Lakewood Ranch Community Development District
Special Assessment RB, 4.00%, 05/01/42		140	116,311
Special Assessment RB, 4.25%, 05/01/52		170	135,466
			24,731,366
Georgia — 0.9%
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	134,478
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49		950	933,478
Municipal Electric Authority of Georgia
RB, 5.00%, 07/01/52		645	636,329
Refunding RB, Sub-Series A, 4.00%, 01/01/49		845	727,771
			2,432,056
Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		330	312,074
Illinois — 5.0%
Chicago Board of Education
GO, Series D, 5.00%, 12/01/46		190	180,700
GO, Series D, 5.00%, 12/01/46		485	460,172
GO, Series H, 5.00%, 12/01/46		625	592,699
GO, Refunding, Series A, 0.00%, 12/01/25(c)		135	120,389
GO, Refunding, Series A, 5.00%, 12/01/30		505	520,422
GO, Refunding, Series B, 4.00%, 12/01/35		230	213,004
GO, Refunding, Series B, 4.00%, 12/01/41		930	797,796
GO, Refunding, Series C, 5.00%, 12/01/34		625	634,094
GO, Refunding, Series D, 5.00%, 12/01/25		290	294,126
Chicago O’Hare International Airport, Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,010,020
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 4.00%, 12/01/49		810	712,701
Security		Par (000)	Value
Illinois (continued)
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39	USD	500	$ 508,957
Cook County Community College District No. 508, GO, 5.25%, 12/01/30		920	934,266
Illinois Finance Authority
Refunding RB, 6.13%, 02/01/45		150	151,088
Refunding RB, 5.00%, 02/15/47		900	801,759
Refunding RB, Series C, 5.00%, 02/15/41		650	670,085
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	392,388
RB, 5.00%, 06/15/57		660	636,729
Refunding RB, 4.00%, 06/15/50		1,895	1,549,610
State of Illinois
GO, 5.00%, 04/01/31		1,000	1,008,349
GO, 5.50%, 07/01/33		365	368,084
GO, 5.00%, 02/01/39		1,000	1,000,255
GO, 5.00%, 05/01/39		275	275,041
GO, Series D, 5.00%, 11/01/28		295	304,354
GO, Refunding, Series B, 5.00%, 10/01/27		105	108,412
			14,245,500
Indiana — 0.4%
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)(e)(f)		325	319,653
Indiana Finance Authority, RB, AMT, 6.75%, 05/01/39		640	730,621
			1,050,274
Iowa — 1.2%
Iowa Finance Authority
RB, Series A, 5.00%, 05/15/48		940	783,755
Refunding RB, Series E, 4.00%, 08/15/46		570	513,213
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,592,384
Iowa Tobacco Settlement Authority, Refunding RB, Series B-2, 0.00%, 06/01/65(c)		4,880	553,371
			3,442,723
Kansas — 0.1%
City of Manhattan, RB, Series A, 4.00%, 06/01/52		270	184,557
Kentucky — 0.8%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		130	114,758
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)		2,310	2,284,726
			2,399,484
Louisiana — 1.1%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 09/15/44(b)		375	315,889
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)		400	352,957
Louisiana Public Facilities Authority
RB, 5.00%, 06/01/41(b)		310	279,522
RB, 5.25%, 06/01/51(b)		455	395,448
RB, 5.25%, 06/01/60(b)		840	709,321
RB, Series A, 6.50%, 06/01/62(b)		150	151,399
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,013,900
			3,218,436
Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)		570	393,037

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Maryland — 2.4%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44	USD	250	$ 249,912
City of Baltimore
RB, 4.88%, 06/01/42		170	161,467
Refunding RB, 4.00%, 09/01/27		100	98,013
Refunding TA, 3.20%, 06/01/30(b)		200	177,969
Refunding TA, 3.25%, 06/01/31(b)		225	197,853
Refunding TA, 3.30%, 06/01/32(b)		500	435,230
Refunding TA, 3.35%, 06/01/33(b)		540	466,069
Refunding TA, 3.40%, 06/01/34(b)		570	487,776
Refunding TA, 3.45%, 06/01/35(b)		610	518,221
County of Frederick, Refunding TA, 4.63%, 07/01/43(b)		1,100	1,029,866
Maryland EDC, RB, AMT, 5.25%, 06/30/47		570	587,164
Maryland Health & Higher Educational Facilities Authority
RB, 7.00%, 03/01/55(b)		1,940	2,018,097
Refunding RB, 5.00%, 07/01/40		500	503,137
			6,930,774
Massachusetts — 1.4%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	1,000,190
RB, 5.00%, 10/01/54		710	617,039
RB, Series A, 5.00%, 01/01/47		500	500,668
RB, Series N, 5.00%, 07/01/44		500	501,073
Refunding RB, 4.00%, 07/01/50		225	166,747
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42		500	462,485
Refunding RB, AMT, Series A, 4.50%, 12/01/47		795	741,099
			3,989,301
Michigan — 0.7%
City of Detroit
GO, 5.00%, 04/01/34		90	90,745
GO, 5.00%, 04/01/35		90	90,571
GO, 5.00%, 04/01/36		65	65,284
GO, 5.00%, 04/01/37		100	100,107
GO, 5.00%, 04/01/38		45	45,027
Michigan Strategic Fund, RB, 5.00%, 11/15/42		210	195,913
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	502,345
RB, Series D, 5.00%, 12/01/40		500	513,166
RB, AMT, 5.00%, 12/01/39		250	252,620
			1,855,778
Minnesota — 1.8%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	605,034
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,923,089
City of Minneapolis
RB, 5.00%, 07/01/40		435	396,994
RB, Series A, 5.75%, 07/01/55		850	819,861
Duluth EDA, Refunding RB, 5.25%, 02/15/58		425	426,987
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)		240	237,943
Minnesota HFA, RB, (GNMA/FNMA/FHLMC), Series N, 6.00%, 01/01/53		705	768,816
			5,178,724
Missouri — 1.2%
City of St. Louis Missouri IDA
Refunding RB, 4.38%, 11/15/35		215	165,230
Refunding RB, 4.75%, 11/15/47		240	180,919
Kansas City IDA
RB, Series C, 7.50%, 11/15/46		64	51,448
RB, AMT, 5.00%, 03/01/54		1,275	1,278,290
Security		Par (000)	Value
Missouri (continued)
Kansas City IDA
Refunding RB, 2.00%, 11/15/46	USD	52	$ 2,312
Refunding RB, 5.00%, 11/15/46		116	94,763
Kansas City Land Clearance Redevelopment Authority
TA, 4.38%, 02/01/31(b)		720	624,118
TA, 5.00%, 02/01/40(b)		260	212,394
Plaza at Noah’s Ark Community Improvement District, Refunding RB, 3.00%, 05/01/25		100	96,482
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	650,887
			3,356,843
Nebraska — 0.2%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	504,384
Nevada — 0.3%
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		190	186,829
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		405	407,524
RB, 5.00%, 07/01/45		280	275,661
			870,014
New Hampshire — 0.6%
New Hampshire Business Finance Authority
RB, Series A, 4.13%, 08/15/40		320	274,947
RB, Series A, 4.25%, 08/15/46		365	300,605
RB, Series A, 4.50%, 08/15/55		755	618,375
Refunding RB, 4.63%, 11/01/42(b)		320	296,619
Refunding RB, Series A, 3.63%, 07/01/43(a)(b)		190	152,534
Refunding RB, AMT, 4.88%, 11/01/42(b)		130	119,773
			1,762,853
New Jersey — 4.4%
Casino Reinvestment Development Authority, Inc.
Refunding RB, 5.25%, 11/01/39		250	254,213
Refunding RB, 5.25%, 11/01/44		560	565,160
New Jersey EDA
RB, 5.00%, 07/01/32		200	198,205
RB, 5.25%, 11/01/54(b)		945	803,103
RB, Series WW, 5.25%, 06/15/40		55	58,374
RB, Series WW, 5.25%, 06/15/40		945	959,506
RB, AMT, 6.50%, 04/01/31		85	86,652
RB, AMT, 5.38%, 01/01/43		500	502,221
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,341
New Jersey Health Care Facilities Financing Authority
RB, 3.00%, 07/01/51		1,865	1,331,399
Refunding RB, 4.25%, 07/01/44		395	389,609
Refunding RB, 5.00%, 07/01/44		220	222,365
New Jersey Higher Education Student Assistance Authority
Refunding RB, AMT, Series C, 4.25%, 12/01/50		1,540	1,326,571
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	658,664
New Jersey Transportation Trust Fund Authority
RB, Series AA, 5.25%, 06/15/41		205	209,016
RB, Series AA, 4.00%, 06/15/45		3,000	2,681,345
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	387,483
Refunding RB, Sub-Series B, 5.00%, 06/01/46		1,795	1,706,640
			12,590,867
New York — 4.9%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)		285	296,528

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	USD	1,000	$ 976,787
County of Cattaraugus, RB, 5.00%, 05/01/44		195	195,829
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	502,172
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	95,675
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25		165	164,966
New York City Housing Development Corp., RB, Series C-1, 4.20%, 11/01/44		1,000	913,868
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	866,202
New York Counties Tobacco Trust VI, Refunding RB, 5.00%, 06/01/45		835	775,638
New York Liberty Development Corp., Refunding RB, 5.38%, 11/15/40(b)		150	146,859
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/35(b)		215	213,645
New York State Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,085,621
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	503,685
RB, AMT, 5.00%, 10/01/35		710	706,755
RB, AMT, 5.00%, 12/01/40		830	847,442
RB, AMT, 4.00%, 04/30/53		640	526,524
RB, AMT, Series A, 5.00%, 07/01/46		1,470	1,422,594
Refunding RB, AMT, 5.38%, 08/01/36		865	843,623
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44		385	373,553
Westchester County Healthcare Corp., RB, Series A, 5.00%, 11/01/44		306	307,543
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)		510	428,701
Refunding RB, 5.00%, 07/01/46(b)		615	493,323
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		740	718,393
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	496,675
			13,902,601
North Carolina — 0.5%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53		820	893,299
North Carolina Medical Care Commission
Refunding RB, Series A, 5.25%, 01/01/41		20	20,414
Refunding RB, Series A, 5.25%, 01/01/41		230	221,167
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	250,448
			1,385,328
North Dakota — 0.3%
County of Cass, Refunding RB, 5.25%, 02/15/58		855	860,486
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55		1,945	1,681,258
Cleveland-Cuyahoga County Port Authority
Refunding TA, 4.00%, 12/01/55(b)		185	146,832
Refunding TA, 4.50%, 12/01/55(b)		155	120,666
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	174,792
Refunding RB, 4.00%, 08/15/50		915	804,600
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	135,261
Security		Par (000)	Value
Ohio (continued)
County of Hardin
Refunding RB, 5.25%, 05/01/40	USD	145	$ 134,126
Refunding RB, 5.50%, 05/01/50		670	597,131
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		435	384,949
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)		780	687,807
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)		265	210,343
Southern Ohio Port Authority, RB, AMT, Series A, 7.00%, 12/01/42(b)		1,380	978,534
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	356,928
			6,413,227
Oklahoma — 2.5%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37		1,000	1,014,546
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)		3,290	3,419,321
RB, Series B, 5.00%, 08/15/38		975	880,349
RB, Series B, 5.25%, 08/15/48		90	78,727
RB, Series B, 5.50%, 08/15/52		785	704,679
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)		235	185,923
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	928,123
			7,211,668
Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(c)		275	139,855
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, 5.50%, 10/01/49		150	147,241
Oregon State Facilities Authority
RB, 5.25%, 06/15/55(b)		305	272,870
RB, Series A, 4.13%, 06/01/52		350	316,359
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	271,654
			1,147,979
Pennsylvania — 3.0%
Bucks County IDA
RB, 4.00%, 07/01/46		100	76,521
RB, 4.00%, 07/01/51		100	72,467
Montgomery County Higher Education and Health Authority
Refunding RB, 4.00%, 09/01/49		1,255	1,075,252
Refunding RB, 4.00%, 09/01/49		1,900	1,623,077
Pennsylvania Economic Development Financing Authority
RB, AMT, 5.75%, 06/30/48		490	515,429
RB, AMT, 5.25%, 06/30/53		770	756,691
RB, AMT, Series P-3, 5.00%, 06/30/42		1,625	1,625,604
Refunding RB, AMT, 5.50%, 11/01/44		500	493,952
Pennsylvania Higher Education Assistance Agency, RB, AMT, Series B, 3.00%, 06/01/47		1,010	735,176
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44		1,045	968,096
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52		235	244,871
Refunding RB, Series 2015, 5.00%, 04/01/45		500	509,863
			8,696,999

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico — 11.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	USD	30,030	$ 2,006,607
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(c)		537	290,180
GO, Series A1, 5.63%, 07/01/29		1,049	1,074,084
GO, Series A1, 5.75%, 07/01/31		440	453,703
GO, Series A1, 4.00%, 07/01/33		418	362,183
GO, Series A1, 4.00%, 07/01/35		375	315,565
GO, Series A1, 4.00%, 07/01/37		322	263,156
GO, Series A1, 4.00%, 07/01/41		438	342,878
GO, Series A1, 4.00%, 07/01/46		455	341,450
GO, Sub-Series CW, 0.00%, 11/01/43(a)		3,096	1,355,352
GO, Sub-Series CW/CONV, 0.00%, 11/01/51(a)		136	43,901
GO, Sub-Series CW/PRIFA, 0.01%, 11/01/51(a)		3,780	1,247,414
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(e)(f)		385	284,630
RB, Series A, 7.00%, 07/01/33(e)(f)		1,795	1,373,175
RB, Series A, 6.75%, 07/01/36(e)(f)		775	592,875
RB, Series A, 5.00%, 07/01/42(e)(f)		470	347,470
RB, Series A, 7.00%, 07/01/43(e)(f)		175	133,875
RB, Series A-1, 10.00%, 07/01/19(e)(f)		42	32,138
RB, Series A-2, 10.00%, 07/01/19(e)(f)		212	162,136
RB, Series A-3, 10.00%, 07/01/19(e)(f)		177	135,419
RB, Series B-3, 10.00%, 07/01/19(e)(f)		177	135,419
RB, Series C-1, 5.40%, 01/01/18(e)(f)		486	372,055
RB, Series C-2, 5.40%, 07/01/18(e)(f)		486	372,116
RB, Series C-3, 5.40%, 01/01/20(e)(f)		49	37,615
RB, Series C-4, 5.40%, 07/01/20(e)(f)		49	37,615
RB, Series CCC, 5.25%, 07/01/26(e)(f)		125	92,412
RB, Series CCC, 5.00%, 07/01/27(e)(f)		545	402,917
RB, Series CCC, 5.25%, 07/01/28(e)(f)		70	51,751
RB, Series D-1, 7.50%, 01/01/20(e)(f)		426	319,730
RB, Series D-2, 7.50%, 01/01/20(e)(f)		840	642,865
RB, Series TT, 5.00%, 07/01/18(e)(f)		160	118,288
RB, Series TT, 5.00%, 07/01/25(e)(f)		45	33,268
RB, Series TT, 5.00%, 07/01/26(e)(f)		190	140,467
RB, Series TT, 5.00%, 07/01/32(e)(f)		395	292,023
RB, Series WW, 5.50%, 07/01/17(e)(f)		110	81,323
RB, Series WW, 5.50%, 07/01/18(e)(f)		95	70,233
RB, Series WW, 5.50%, 07/01/19(e)(f)		70	51,751
RB, Series WW, 5.38%, 07/01/22(e)(f)		940	694,940
RB, Series WW, 5.38%, 07/01/24(e)(f)		65	48,054
RB, Series WW, 5.00%, 07/01/28(e)(f)		165	121,984
RB, Series WW, 5.25%, 07/01/33(e)(f)		75	55,447
RB, Series WW, 5.50%, 07/01/38(e)(f)		220	162,646
RB, Series XX, 5.25%, 07/01/27(e)(f)		50	36,965
RB, Series XX, 5.25%, 07/01/35(e)(f)		30	22,179
RB, Series XX, 5.75%, 07/01/36(e)(f)		600	443,579
RB, Series XX, 5.25%, 07/01/40(e)(f)		2,320	1,715,172
Refunding RB, Series AAA, 5.25%, 07/01/22(e)(f)		160	118,288
Refunding RB, Series AAA, 5.25%, 07/01/28(e)(f)		265	195,914
Refunding RB, Series AAA, 5.25%, 07/01/29(e)(f)		40	29,572
Refunding RB, Series DDD, 5.00%, 07/01/19(e)(f)		895	661,672
Refunding RB, Series UU, 0.00%, 07/01/17(a)(e)(f)		30	22,500
Refunding RB, Series UU, 0.00%, 07/01/18(a)(e)(f)		30	22,500
Refunding RB, Series UU, 0.00%, 07/01/20(a)(e)(f)		250	187,500
Refunding RB, Series UU, 2.23%, 07/01/31(a)(e)(f)		300	225,000
Refunding RB, Series ZZ, 5.00%, 07/01/17(e)(f)		70	51,751
Refunding RB, Series ZZ, 5.25%, 07/01/19(e)(f)		235	173,735
Refunding RB, Series ZZ, 5.25%, 07/01/23(e)(f)		930	687,547
Refunding RB, Series ZZ, 5.25%, 07/01/24(e)(f)		150	110,895
Refunding RB, Series ZZ, 5.00%, 07/01/28(e)(f)		75	55,447
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/29(c)	USD	613	$ 439,465
RB, Series A-1, 0.00%, 07/01/33(c)		496	281,249
RB, Series A-1, 0.00%, 07/01/46(c)		6,971	1,717,646
RB, Series A-1, 4.75%, 07/01/53		3,377	2,991,411
RB, Series A-1, 5.00%, 07/01/58		2,171	1,963,961
RB, Series A-2, 4.33%, 07/01/40		2,225	1,975,490
RB, Series A-2, 4.33%, 07/01/40		34	30,187
RB, Series A-2, 4.54%, 07/01/53		317	267,319
RB, Series A-2, 4.78%, 07/01/58		2,226	1,940,156
RB, Series B-1, 0.00%, 07/01/46(c)		477	118,529
			31,978,739
Rhode Island — 0.5%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		475	449,694
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50		1,040	1,031,648
			1,481,342
South Carolina — 0.6%
South Carolina Jobs EDA
RB, 7.50%, 08/15/62(b)		325	310,361
Refunding RB, 4.00%, 11/15/27		135	128,704
Refunding RB, 5.00%, 02/01/38		1,000	1,021,770
Refunding RB, 5.25%, 11/15/52		200	185,470
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56		200	168,681
			1,814,986
Tennessee — 2.3%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44		250	237,346
Franklin Health & Educational Facilities Board, Refunding RB, 7.50%, 06/01/47(b)(e)(f)		1,205	362,033
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36		690	698,964
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding RB, 5.00%, 10/01/48		1,800	1,778,495
Refunding RB, 4.00%, 10/01/49		220	161,783
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(c)		685	218,934
Metropolitan Nashville Airport Authority
RB, AMT, Series B, 5.25%, 07/01/35		320	347,845
RB, AMT, Series B, 5.50%, 07/01/36		265	291,332
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)		2,320	2,444,840
			6,541,572
Texas — 4.5%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)		510	353,427
Arlington Higher Education Finance Corp.
RB, 5.00%, 08/15/41		225	205,051
RB, 5.00%, 06/15/51		490	394,810
RB, 5.63%, 08/15/54(b)		1,305	1,215,262
RB, 7.88%, 11/01/62(b)		280	286,539
Brazoria County IDC, RB, AMT, 7.00%, 03/01/39		390	369,082
Central Texas Turnpike System
Refunding RB, Series C, 5.00%, 08/15/37		200	204,967
Refunding RB, Series C, 5.00%, 08/15/42		250	253,834
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(b)		230	211,735

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
City of Houston Airport System Revenue
RB, AMT, Series B-1, 5.00%, 07/15/35	USD	100	$ 95,022
Refunding RB, AMT, 5.00%, 07/15/27		140	142,336
Refunding RB, AMT, 5.00%, 07/01/29		500	488,198
Refunding RB, AMT, Series C, 5.00%, 07/15/27		910	922,844
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	503,920
County of Hays, Special Assessment RB, 7.00%, 09/15/45		250	253,197
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		465	445,395
Mission EDC, Refunding RB, AMT, 4.63%, 10/01/31(b)		285	277,645
New Hope Cultural Education Facilities Finance Corp.
RB, 6.75%, 10/01/52		800	754,117
RB, Series A, 5.00%, 08/15/51(b)		250	235,337
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	1,047,714
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(b)		300	307,599
Port Beaumont Navigation District
RB, AMT, 2.75%, 01/01/36(b)		1,105	811,660
RB, AMT, 2.88%, 01/01/41(b)		200	133,186
RB, AMT, 3.00%, 01/01/50(b)		1,220	723,700
Refunding RB, AMT, 3.63%, 01/01/35(b)		485	400,311
Tarrant County Cultural Education Facilities Finance Corp.
RB, 5.50%, 11/15/47		595	654,083
Refunding RB, 5.00%, 10/01/49		250	240,121
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(c)		1,000	399,282
RB, 0.00%, 08/01/42(c)		655	229,604
RB, 5.00%, 08/01/57		315	311,397
			12,871,375
Utah — 0.2%
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)		285	243,009
Refunding RB, 5.00%, 06/15/55(b)		230	201,034
			444,043
Vermont — 0.4%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	610,187
RB, Series A, 4.50%, 12/01/44(b)		705	574,867
			1,185,054
Virginia — 0.9%
Ballston Quarter Community Development Authority, TA, Series A, 5.13%, 03/01/31		230	193,706
Cherry Hill Community Development Authority, Special Assessment RB, 5.40%, 03/01/45(b)		250	247,149
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55		285	264,682
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		240	236,944
Special Assessment RB, 5.00%, 03/01/45(b)		95	89,080
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	229,447
RB, 5.00%, 01/01/34		190	178,908
RB, 5.00%, 01/01/49		365	299,820
Virginia HDA, RB, (GNMA/FNMA/FHLMC), Series I, 2.55%, 11/01/50		1,250	820,344
			2,560,080
Security		Par (000)	Value
Washington — 1.3%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30	USD	200	$ 200,641
Port of Seattle, RB, AMT, Series C, 5.00%, 04/01/40		250	253,216
Washington State Convention Center Public Facilities District, RB, 3.00%, 07/01/58		1,230	709,842
Washington State Housing Finance Commission
RB, Series 2021-1, Class A, 3.50%, 12/20/35		195	172,178
RB, Series A, 5.00%, 07/01/56(b)		350	304,665
Refunding RB, 5.00%, 01/01/43(b)		1,100	1,058,079
Refunding RB, 6.00%, 01/01/45(b)		210	195,695
Refunding RB, 5.00%, 01/01/48(b)		1,000	944,680
			3,838,996
West Virginia — 0.2%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	417,335
Wisconsin — 5.6%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(e)(f)		195	164,150
RB, 0.00%, 01/01/35(b)(c)		1,210	515,036
RB, 4.50%, 01/01/35(b)		725	625,313
RB, 5.00%, 06/15/41(b)		210	191,962
RB, 5.00%, 11/15/41		375	370,098
RB, 5.00%, 01/01/42(b)		360	332,708
RB, 5.38%, 06/01/44(b)		245	208,203
RB, 6.85%, 11/01/46(b)(e)(f)		275	206,250
RB, 7.00%, 11/01/46(b)(e)(f)		155	116,250
RB, 5.38%, 07/15/47(b)		335	316,656
RB, 7.00%, 10/01/47(b)		195	155,604
RB, 5.50%, 12/01/48(b)(e)(f)		8	1,808
RB, 5.63%, 06/15/49(b)		1,435	1,232,108
RB, 5.00%, 04/01/50(b)		100	89,826
RB, 5.00%, 06/15/51(b)		195	157,704
RB, 5.25%, 12/01/51(b)		1,060	787,619
RB, 5.50%, 06/01/54(b)		300	243,409
RB, 5.00%, 06/15/55(b)		550	458,827
RB, 5.00%, 06/15/55(b)		2,750	2,112,378
RB, 5.00%, 07/01/55(b)		880	755,521
RB, 5.00%, 01/01/56(b)		875	740,481
RB, 4.75%, 06/15/56(b)		445	320,323
RB, 5.00%, 06/15/56(b)		145	114,599
RB, 0.00%, 01/01/60(b)(c)		19,530	1,052,363
RB, Series A, 5.63%, 06/15/49(b)		875	838,335
RB, AMT, 4.00%, 09/30/51		715	558,733
RB, AMT, 4.25%, 07/01/54		1,160	821,299
RB, AMT, 4.00%, 03/31/56		680	518,744
Refunding RB, 4.00%, 04/01/32(b)		115	109,427
Refunding RB, 5.00%, 10/01/34(b)		100	98,224
Refunding RB, 5.00%, 10/01/39(b)		165	155,110
Refunding RB, 4.00%, 04/01/42(b)		125	101,610
Refunding RB, 4.00%, 04/01/52(b)		155	114,474
Refunding RB, 5.25%, 05/15/52(b)		245	209,368
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	733,646
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/46		270	215,836
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	167,086
			15,911,088
Total Municipal Bonds — 92.1% (Cost: $290,841,114)			262,970,158

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama — 0.9%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53	USD	2,340	$ 2,434,219
Florida — 0.9%
Escambia County Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/45(h)		3,060	2,663,029
Illinois — 0.2%
Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40		660	678,508
Nebraska — 1.0%
Central Plains Energy Gas Revenue, RB, Series 1, 5.00%, 05/01/53		2,860	2,964,993
New York — 2.7%
New York City Housing Development Corp.
RB, Series D-1-B, 4.25%, 11/01/45		1,000	909,748
Refunding RB, Series A-1, 4.15%, 11/01/38		1,518	1,442,146
Port Authority of New York & New Jersey
RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,290,217
Refunding RB, 194th Series, 5.25%, 10/15/55		1,000	1,028,661
			7,670,772
North Carolina — 0.0%
North Carolina HFA Home Ownership, RB, Series 39-B, 4.00%, 01/01/48		120	120,000
Oregon — 1.6%
Salem Hospital Facility Authority, Refunding RB, Series A, 4.00%, 05/15/49		5,000	4,487,063
Washington — 0.5%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45		1,340	1,381,041
West Virginia — 0.4%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(h)		1,215	1,090,814
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.2% (Cost: $25,636,632)			23,490,439
Total Long-Term Investments — 100.3% (Cost: $316,477,746)			286,460,597
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 3.37%(i)	9,478,990	$ 9,477,094
Total Short-Term Securities — 3.3% (Cost: $9,477,094)		9,477,094
Total Investments — 103.6% (Cost: $325,954,840)		295,937,691
Other Assets Less Liabilities — 1.1%		3,175,626
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(13,546,043)
Net Assets — 100.0%		$ 285,567,274
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between 06/01/26 to 02/15/28, is $2,222,875.
(i)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	148	03/22/23	$ 18,454	$ 251,166
U.S. Treasury Notes (10 Year)	93	03/22/23	10,429	72,402
U.S. Treasury Notes (5 Year)	66	03/31/23	7,117	6,221
				$ 329,789

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 262,372,028	$ 598,130	$ 262,970,158
Municipal Bonds Transferred to Tender Option Bond Trusts	—	23,490,439	—	23,490,439
Short-Term Securities
Money Market Funds	9,477,094	—	—	9,477,094
	$ 9,477,094	$ 285,862,467	$ 598,130	$ 295,937,691
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 329,789	$ —	$ —	$ 329,789
(a)	Derivative financial instruments futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $13,474,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AMT	Alternative Minimum Tax
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series E Portfolio
IDC	Industrial Development Corp.
RB	Revenue Bonds
TA	Tax Allocation